Derivatives and Risk Management (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Foreign exchange forward contracts | Designated as cash flow hedges
Effective portion of gains and losses on derivative instruments
Total (loss) gain reclassified from other comprehensive income	$ 5,856	$ (246)
Foreign exchange forward contracts | Not designated as hedging instruments
Effective portion of gains and losses on derivative instruments
Total loss recognized in income	(148)	567
Interest rate swap | Designated as cash flow hedges
Effective portion of gains and losses on derivative instruments
Total (loss) gain reclassified from other comprehensive income	$ (1,763)	$ (925)